SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - TopBuild Corp. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated revenue credit account	$ 61,509	$ 3,020
Amount credited to other income	90,372
Amount credited to dividend	1,447
Amount used to pay plan expenses	$ 33,330